UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer

ING Clarion Global Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4272
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / March 31, 2009 (unaudited)

		Market
Shares		Value

	Common Stock — 74.7%
	Real Estate Investment Trusts (“REIT”) — 74.7%
	Australia — 10.8%
29,967,000	Dexus Property Group	$15,615,805
16,907,508	Goodman Group	3,817,885
14,384,178	Macquarie CountryWide Trust	2,398,591
3,632,427	Westfield Group	25,238,104

		47,070,385

	Canada — 9.8%
200,100	Calloway Real Estate Investment Trust	1,588,840
264,600	Calloway Real Estate Investment Trust (a)	2,100,985
500,000	Crombie Real Estate Investment Trust (a)	2,642,769
884,800	H&R Real Estate Investment Trust	5,415,062
2,282,900	InnVest Real Estate Investment Trust	5,806,366
440,000	InnVest Real Estate Investment Trust (a)	1,119,103
700,000	Primaris Retail Real Estate Investment Trust (a)	5,051,862
1,878,800	RioCan Real Estate Investment Trust	18,740,961

		42,465,948

	Finland — 1.1%
2,528,457	Citycon Oyj	4,901,269

	France -2.1%
384,782	Societe de la Tour Eiffel	8,889,228

	Hong Kong — 3.2%
7,103,000	Link REIT (The)	14,041,027

	Japan — 2.5%
400	Frontier Real Estate Investment Corp.	1,964,159
2,388	Japan Retail Fund Investment Corp.	9,090,696

		11,054,855

	Netherlands — 12.1%
116,780	Corio NV	4,828,221
357,401	Eurocommercial Properties NV	9,703,963
1,136,730	Nieuwe Steen Investments NV	18,110,842
317,161	VastNed Retail NV	12,797,070
99,400	Wereldhave NV	6,950,380

		52,390,476

	New Zealand — 1.0%
9,050,000	Goodman Property Trust	4,132,229

	Singapore — 3.0%
15,200,000	CapitaMall Trust	13,198,263

	United Kingdom — 2.7%
1,220,333	British Land Co. Plc	6,310,113
718,900	Land Securities Group Plc	4,505,580
3,071,876	Segro Plc	1,001,700

		11,817,393

	United States — 26.4%
285,800	BioMed Realty Trust, Inc.	1,934,866
100,000	BRE Properties, Inc.	1,963,000
688,100	Camden Property Trust	14,849,198
1,308,500	Extra Space Storage, Inc.	7,209,835
1,194,300	Kimco Realty Corp.	9,100,566
1,460,990	Liberty Property Trust	27,671,150
1,156,900	Macerich Co. (The)	7,242,194
1,779,170	OMEGA Healthcare Investors, Inc.	25,050,714
927,429	UDR, Inc.	7,985,164
712,120	Verde Realty (b)(c)	11,749,980

		114,756,667

	Total Common Stock (cost $660,254,007)	324,717,740

See previously submitted notes to financial statements for the annual period ended December 31, 2008.

		Market
Shares		Value

	Preferred Stock — 27.6%
	Real Estate Investment Trusts (“REIT”) — 27.6%
	United States — 27.6%
450,000	Alexandria Real Estate Equities, Inc., Series C	8,775,000
80,500	Apartment Investment & Management Co., Series U	813,050
400,000	Apartment Investment & Management Co., Series V	4,332,000
150,000	Apartment Investment & Management Co., Series Y	1,549,500
174,000	Associated Estates Realty Corp.	2,409,900
400,000	BioMed Realty Trust, Inc., Series A	4,292,000
207,700	Cedar Shopping Centers, Inc.	1,806,990
125,000	Digital Realty Trust, Inc., Series B	1,984,375
200,800	Duke Realty Corp., Series M	1,706,800
121,700	Eagle Hospitality Properties Trust	120,787
400,000	Entertainment Properties Trust, Series D	3,700,000
430,700	Glimcher Realty Trust, Series G	2,075,974
520,000	Health Care REIT, Inc., Series F	10,046,400
330,600	Host Hotels & Resorts, Inc., Series E	6,364,050
210,000	Innkeepers USA Trust, Series C	96,600
765,000	iStar Financial, Inc., Series I	3,633,750
200,000	LaSalle Hotel Properties, Series D	2,234,000
523,200	LaSalle Hotel Properties, Series E	5,634,864
520,000	LaSalle Hotel Properties, Series G	4,940,000
701,300	LTC Properties, Inc., Series F	14,415,222
200,000	Mid-America Apartment Communities, Inc., Series H	4,400,000
137,100	National Retail Properties, Inc., Series C	2,085,291
120,000	OMEGA Healthcare Investors, Inc., Series D	2,160,000
320,000	PS Business Parks, Inc., Series O	5,120,000
320,000	Public Storage, Series K	6,153,600
360,000	Public Storage, Series M	6,332,400
192,500	SL Green Realty Corp., Series C	1,896,125
200,000	SL Green Realty Corp., Series D	2,070,000
275,000	Strategic Hotels & Resorts, Inc. (a)	704,688
142,600	Taubman Centers, Inc., Series G	2,168,946
373,500	Taubman Centers, Inc., Series H	5,699,610
337,500	W2007 Grace Acquisition I, Inc., Series C	305,876

	Total Preferred Stock (cost $247,423,996)	120,027,798

	Investment Companies — 1.5%
	United Kingdom — 1.5%
15,265,600	ING UK Real Estate Income Trust Ltd. +	4,157,382
1,257,578	ProLogis European Properties	2,254,077

	Total Investment Companies (cost $40,233,859)	6,411,459

	Rights (a) — 0.6%
	United Kingdom — 0.6%
36,862,512	Segro Plc
	expiring 4/6/09 @ 10 GBP
	(cost $23,426,201)	2,536,171

	Total Investments — 104.4% (cost $971,338,063)	453,693,168
	Liabilities in Excess of Other Assets — (4.4)%	(19,037,016)

	Net Assets — 100%	$434,656,152

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the securities amounted to $11,619,407 or 2.7% of net assets.

(b)	Fair valued pursuant to guidelines approved by the board.

(c)	Non-income producing security.

+	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

Affiliate	Gross Additions	Gross Reductions	Dividend Income

ING UK Real Estate Income Trust Ltd.	$—	$—	$219,115
See previously submitted notes to financial statements for the annual period ended December 31, 2008.

FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Trust’s investments carried at fair value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices in	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$453,693,168	$321,915,390	$120,027,798	$11,749,980

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of December 31, 2008	$11,749,980
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—

Balance as of March 31, 2009	$11,749,980

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson T. Ritson Ferguson President and Chief Executive Officer
Date: May 28, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson T. Ritson Ferguson President and Chief Executive Officer
Date: May 28, 2009

By:	/s/ Jonathan A. Blome Jonathan A. Blome Chief Financial Officer
Date: May 28, 2009